Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred acquisition costs and value of business acquired adjustment	$ 22.9	$ 16.9
Deferred income tax assets:
Adjustments to life policy liabilities	340.0	452.6
Unrealized losses on investment securities (net of DAC and VOBA adjustment: $22.9 for 2018)	85.3	0.0
Net operating losses	26.8	0.0
Investment tax credit carryforward	63.1	0.0
Other	12.4	13.3
Total deferred income tax assets	527.6	465.9
Deferred income tax liabilities:
Deferred policy acquisition costs	52.7	24.4
Basis adjustment on securities	115.0	210.4
Unrealized gains on investment securities (net of DAC and VOBA adjustment: $16.9 for 2017)	0.0	146.5
Intangible assets and VOBA	322.7	325.7
Other	7.4	10.0
Total deferred income tax liabilities	497.8	717.0
Deferred income tax asset (liability), net	29.8
Deferred income tax asset (liability), net		$ (251.1)
Federal net operating loss carryforward	$ 127.4